Consolidated Statements of Financial Position (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of financial position [abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	315,224,993	290,196,560
Ordinary shares, shares issued	315,224,993	290,196,560
Ordinary shares, shares outstanding	315,224,993	290,196,560